Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Balance at beginning of the period	$ 7,113	$ 6,680	$ 6,491
Net income of non-controlling interest	1,171	820	690
Exchange differences on translation of foreign operations	(15)	(392)	(365)
Valuation of the effective portion of derivative financial instruments, net of taxes	(44)	102	(46)
Dividends paid	(398)	(97)	(90)
Balance at end of the period	$ 7,827	$ 7,113	$ 6,680